Dividends	12 Months Ended
Apr. 30, 2016
Dividends
25.	Dividends

The Company paid a dividend to preferred shareholders in the amount of $3,941 and $16,026 in fiscal 2016 and fiscal 2015, respectively.

The Company paid a dividend to common stockholders in the amount of $46,056 and $0 during fiscal 2016 and fiscal 2015, respectively.